STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Schedule of Recognized Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Stock-Based Compensation Plans
Total stock-based compensation expense	$ 33,036	$ 27,542	$ 31,033
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	4,196	4,347	4,400
Total stock-based compensation, net of taxes	28,840	23,195	26,633
Cost of revenue | Software
Stock-Based Compensation Plans
Total stock-based compensation expense	229	734	642
Cost of revenue | Software service
Stock-Based Compensation Plans
Total stock-based compensation expense	1,160	441	636
Cost of revenue | Professional service and other
Stock-Based Compensation Plans
Total stock-based compensation expense	2,535	952	1,641
Research and development, net
Stock-Based Compensation Plans
Total stock-based compensation expense	7,792	5,621	6,298
Selling, general and administrative
Stock-Based Compensation Plans
Total stock-based compensation expense	$ 21,320	$ 19,794	$ 21,816